Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
At cost:
Property and equipment, gross	¥ 505,040	$ 73,455	¥ 380,717
Less: Accumulated depreciation	(334,842)	(48,701)	(250,395)
Property and equipment, net	170,198	24,754	130,322
Electronic Equipment [Member]
At cost:
Property and equipment, gross	418,381	60,851	301,783
Office Equipment [Member]
At cost:
Property and equipment, gross	1,534	223	1,361
Motor Vehicles [Member]
At cost:
Property and equipment, gross	3,645	530	2,855
Software [Member]
At cost:
Property and equipment, gross	40,255	5,855	34,310
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 41,225	$ 5,996	¥ 40,408